Income Taxes (Unrecognized Tax Benefits) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1		$ 64	$ 103	$ 145
Increases-prior period positions		1	9	2
Decreases-prior period positions		(9)	(44)	(40)
Increases-current period positions		5	6	8
Settlements with tax authorities		(23)	(8)	(5)
Expiration of statutes of limitations			(2)	(7)
Balance at December 31		38	64	103
Virginia Electric and Power Company
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1		13	12	36
Increases-prior period positions			4
Decreases-prior period positions		(1)	(3)	(25)
Increases-current period positions				1
Settlements with tax authorities	$ (8)	(8)
Balance at December 31		4	13	12
Dominion Energy Gas Holdings, LLC
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1		7	29	29
Increases-prior period positions			1
Decreases-prior period positions			(19)
Settlements with tax authorities		$ (7)	(4)
Balance at December 31			$ 7	$ 29